Note 12 - Accounts Payable, Accrued Expenses and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31, 2012	September 30, 2012
Commissions payable	$6,360,000	$7,151,000
Deferred clearing fee credits	223,000	251,000
Telecommunication vendors payable	60,000	75,000
Legal payable	757,000	418,000
Deferred rent payable	227,000	241,000
Accrued compensation	2,000	24,000
Capital lease liability	229,000	279,000
Other vendors	2,465,000	2,858,000
Short-term portion	$10,323,000	$11,297,000
Long-term portion	$280,000	$263,000
Total	$10,603,000	$11,560,000

	September 30,
	2012	2011
Commissions payable	$7,151,000	$5,363,000
Deferred clearing fee credits	251,000	363,000
Telecommunications vendors payable	75,000	77,000
Legal fees payable	418,000	306,000
Deferred rent payable	241,000	268,000
Accrued compensation	24,000	581,000
Due to joint venture	-	550,000
Capital lease liability	279,000	415,000
Other vendors	2,858,000	3,909,000
Total	$11,297,000	$11,832,000